Goodwill and impairment review of goodwill - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) MMBoe	Dec. 31, 2022 USD ($) MMBoe
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment related to expected divestments | $	$ 0	$ 0
Period used in testing for goodwill impairment	15 years
gas & low carbon energy
Disclosure of detailed information about intangible assets [line items]
Estimated production volumes by which unit's recoverable amount exceeds its carrying amount for the next 15 years	185	191
Estimated Percentage Change in Revenue due to Adverse Impact on Goodwill Headroom	(15.00%)	(18.00%)
oil production & operations
Disclosure of detailed information about intangible assets [line items]
Estimated production volumes by which unit's recoverable amount exceeds its carrying amount for the next 15 years	402	346
Estimated Percentage Change in Revenue due to Adverse Impact on Goodwill Headroom	(22.00%)	(27.00%)
customers & products
Disclosure of detailed information about intangible assets [line items]
Period used in determining value in use for cash-generating units	10 years
customers & products | Castrol
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.40%	3.40%
customers & products | Archaea Energy Inc.
Disclosure of detailed information about intangible assets [line items]
Period used in determining value in use for cash-generating units	12 years
customers & products | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Period over which cash flows for cash generating unit is derived	5 years
Goodwill | gas & low carbon energy | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	11.00%	10.00%
Goodwill | oil production & operations | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	17.00%	16.00%
Goodwill | customers & products | Weighted average | Castrol
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	9.00%	8.00%